Inventories	12 Months Ended
Dec. 31, 2020
INVENTORIES.
Inventories

11.  INVENTORIES

The detail of inventories as of December 31, 2020 and 2019, is as follows:

	As of December 31,
	2020	2019
Classes of Inventories	ThCh$	ThCh$
Supplies for Production	5,207,472	18,352,465
Gas	2,280,335	2,287,934
Oil	2,927,137	3,888,712
Coal	—	12,175,819
Supplies for projects and spare parts	13,468,592	18,073,825
Electrical materials	4,633,965	3,245,960
Total	23,310,029	39,672,250

There are no inventories acting as security for liabilities.

For the years ended December 31, 2020,2019 and 2018, raw materials and inputs recognized as fuel cost amount to ThCh$231,176,489, ThCh$230,944,415 and ThCh$231,028,169, respectively. (see Note 29). The amount corresponding to 2020 includes ThCh$ 21,246,157 and ThCh$ 328,626 for the adjustment of impairment of coal inventories and of diesel oil, respectively, related to the process of closure operations of the Bocamina II power plant (see Note 16.c.iv).